Debt (Details 8) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Debt discount December 31, 2011	$ 2,567,333	$ 331,261	$ 331,261
Debt discount			5,804,552	380,000
Additional debt discount Nine months ended September 30, 2012	3,554,673
Amortization of debt discount Nine months ended September 30, 2012	(6,086,521)	(2,434,232)	(3,237,219)	(48,739)
Debt discount September 30, 2012	$ 35,485		$ 2,567,333	$ 331,261